Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements Of Comprehensive Loss Abstract
LOSS FOR THE YEAR	$ (2,901)	$ (2,347)	$ (1,970)
ITEMS THAT MAY BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION OF FOREIGN OPERATIONS	(81)	(340)	(54)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
EXCHANGE DIFFERENCES ON TRANSLATION TO PRESENTATION CURRENCY	(1,877)	(1,339)	1,451
OTHER COMPREHENSIVE (LOSS) INCOME FOR THE YEAR	(1,958)	(1,679)	1,397
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(4,859)	(4,026)	(573)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR IS ATTRIBUTABLE TO:
THE PARENT COMPANY SHAREHOLDERS	(4,859)	(4,026)	(562)
NON-CONTROLLING INTERESTS			(11)
TOTAL PARENT COMPANY SHAREHOLDERS	$ (4,859)	$ (4,026)	$ (573)